Credit risk - Movement in gross exposures and impairment allowance (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of ECL movement to impairment charges for the period
Total income statement charges for the period	£ 1,057	£ 875
Financial guarantee contracts
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(38)	(52)
Total loans and advances at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	150,786
Write-offs	(792)	(577)
Ending balance	156,430
Reconciliation of ECL movement to impairment charges for the period
Post write-off recoveries	44	21
Net write-offs	748	£ 556
Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	138,340
Ending balance	143,369
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	10,057
Ending balance	10,526
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	2,389
Ending balance	2,535
Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	4,952
Ending balance	4,837
Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	4,665
Ending balance	4,358
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	136
Ending balance	278
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	151
Ending balance	201
Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	20,527
Ending balance	20,988
Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	18,406
Ending balance	18,629
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	1,740
Ending balance	1,995
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	381
Ending balance	364
Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	4,128
Ending balance	4,557
Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	3,781
Ending balance	3,904
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	260
Ending balance	504
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	87
Ending balance	149
Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	121,179
Ending balance	126,048
Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	111,488
Ending balance	116,478
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	7,921
Ending balance	7,749
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,770
Ending balance	1,821
ECL movement on debt securities at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	55,153
Ending balance	56,579
ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	54,791
Ending balance	55,412
ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	362
Ending balance	1,167
ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	0
Ending balance	0
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	154,403
Ending balance	160,234
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	138,892
Ending balance	143,941
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	11,093
Ending balance	11,557
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	4,418
Ending balance	4,736
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	4,985
Business activity in the period	286
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	45
Final repayments	(442)
Disposals	0
Write-offs	0
Ending balance	4,874
Gross exposure | Retail mortgages | Stage 1
Loans and advances at amortised cost
Opening balance	4,674
Business activity in the period	286
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	41
Final repayments	(403)
Disposals	0
Write-offs	0
Ending balance	4,366
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	136
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Final repayments	(13)
Disposals	0
Write-offs	0
Ending balance	279
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	175
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Final repayments	(26)
Disposals	0
Write-offs	0
Ending balance	229
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(252)
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	252
Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	95
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(95)
Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(76)
Gross exposure | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(9)
Gross exposure | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	85
Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	1
Gross exposure | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	7
Gross exposure | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(8)
Gross exposure | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	4,985
Ending balance	4,874
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	4,674
Ending balance	4,366
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	136
Ending balance	279
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	175
Ending balance	229
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	23,113
Business activity in the period	908
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	368
Final repayments	(118)
Disposals	(158)
Write-offs	(478)
Ending balance	23,635
Gross exposure | Retail credit cards | Best Egg Inc
Loans and advances at amortised cost
Business activity in the period	101
Gross exposure | Retail credit cards | Stage 1
Loans and advances at amortised cost
Opening balance	18,801
Business activity in the period	859
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	76
Final repayments	(52)
Disposals	0
Write-offs	0
Ending balance	19,041
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	2,536
Business activity in the period	47
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	334
Final repayments	(13)
Disposals	0
Write-offs	0
Ending balance	2,780
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,776
Business activity in the period	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(42)
Final repayments	(53)
Disposals	(158)
Write-offs	(478)
Ending balance	1,814
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(1,284)
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	1,284
Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	881
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(881)
Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(247)
Gross exposure | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(531)
Gross exposure | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	778
Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	7
Gross exposure | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	4
Gross exposure | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(11)
Gross exposure | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	23,113
Disposals	(158)
Ending balance	23,635
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	18,801
Ending balance	19,041
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	2,536
Ending balance	2,780
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,776
Ending balance	1,814
Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	4,160
Business activity in the period	885
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	943
Final repayments	(1,394)
Disposals	0
Write-offs	(5)
Ending balance	4,589
Gross exposure | Retail other | Best Egg Inc
Loans and advances at amortised cost
Business activity in the period	122
Gross exposure | Retail other | Stage 1
Loans and advances at amortised cost
Opening balance	3,788
Business activity in the period	864
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	595
Final repayments	(1,059)
Disposals	0
Write-offs	0
Ending balance	3,912
Gross exposure | Retail other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	265
Business activity in the period	20
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	307
Final repayments	(258)
Disposals	0
Write-offs	0
Ending balance	510
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	107
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	41
Final repayments	(77)
Disposals	0
Write-offs	(5)
Ending balance	167
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(273)
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	273
Gross exposure | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	63
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(63)
Gross exposure | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(66)
Gross exposure | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(40)
Gross exposure | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	106
Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	6
Gross exposure | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(6)
Gross exposure | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	4,160
Ending balance	4,589
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	3,788
Ending balance	3,912
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	265
Ending balance	510
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	107
Ending balance	167
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	122,145
Business activity in the period	20,535
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,434
Final repayments	(17,654)
Disposals	(15)
Write-offs	(309)
Ending balance	127,136
Gross exposure | Corporate loans | Stage 1
Loans and advances at amortised cost
Opening balance	111,629
Business activity in the period	20,368
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,132
Final repayments	(16,779)
Disposals	(15)
Write-offs	0
Ending balance	116,622
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	8,156
Business activity in the period	158
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	486
Final repayments	(829)
Disposals	0
Write-offs	0
Ending balance	7,988
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	2,360
Business activity in the period	9
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(184)
Final repayments	(46)
Disposals	0
Write-offs	(309)
Ending balance	2,526
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	(1,827)
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	1,827
Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	1,647
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(1,647)
Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(617)
Gross exposure | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(186)
Gross exposure | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	803
Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	84
Gross exposure | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	23
Gross exposure | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(107)
Gross exposure | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	122,145
Disposals	(15)
Ending balance	127,136
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	111,629
Ending balance	116,622
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	8,156
Ending balance	7,988
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	2,360
Ending balance	2,526
Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	186,100
Ending balance	246,100
Gross exposure | ECL movement on other financial assets | Stage 1
Loans and advances at amortised cost
Opening balance	184,400
Ending balance	245,200
Gross exposure | ECL movement on other financial assets | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	1,600
Ending balance	800
Gross exposure | ECL movement on other financial assets | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	123
Ending balance	124
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	55,172
Ending balance	56,595
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	54,801
Ending balance	55,419
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	371
Ending balance	1,176
Gross exposure | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	0
Ending balance	0
Impairment allowance
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(82)
ECL charge on assets held for sale	50
Total exchange and other adjustments	(36)
Impairment allowance | Stage 1
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(12)
Impairment allowance | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(8)
Impairment allowance | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(62)
Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1,114
Impairment allowance | Total loans and advances at amortised cost | Stage 1
Reconciliation of ECL movement to impairment charges for the period
ECL movement	21
Impairment allowance | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(5)
Impairment allowance | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1,098
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(3,617)
Ending balance	(3,804)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(552)
Ending balance	(572)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(1,036)
Ending balance	(1,031)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(2,029)
Ending balance	(2,201)
Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(33)
Business activity in the period	(1)
Refinements to models used for calculation	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Final repayments	1
Disposals	0
Write-offs	0
Ending balance	(37)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	4
Impairment allowance | Retail mortgages | Stage 1
Loans and advances at amortised cost
Opening balance	(9)
Business activity in the period	(1)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	(8)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(1)
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	(1)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(24)
Business activity in the period	0
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Final repayments	1
Disposals	0
Write-offs	0
Ending balance	(28)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	4
Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(33)
Ending balance	(37)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(9)
Ending balance	(8)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	0
Ending balance	(1)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(24)
Ending balance	(28)
Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(2,586)
Business activity in the period	(56)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(670)
Final repayments	53
Disposals	134
Write-offs	478
Ending balance	(2,647)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	673
Impairment allowance | Retail credit cards | Stage 1
Loans and advances at amortised cost
Opening balance	(395)
Business activity in the period	(41)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	200
Final repayments	4
Disposals	0
Write-offs	0
Ending balance	(412)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	17
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(796)
Business activity in the period	(14)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(431)
Final repayments	5
Disposals	0
Write-offs	0
Ending balance	(785)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(11)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(1,395)
Business activity in the period	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(439)
Final repayments	44
Disposals	134
Write-offs	478
Ending balance	(1,450)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	667
Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	45
Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(45)
Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	(231)
Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	231
Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	12
Impairment allowance | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	267
Impairment allowance | Retail credit cards | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(279)
Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(6)
Impairment allowance | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(2)
Impairment allowance | Retail credit cards | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	8
Impairment allowance | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(2,586)
Ending balance	(2,647)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(395)
Ending balance	(412)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(796)
Ending balance	(785)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(1,395)
Ending balance	(1,450)
Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(32)
Business activity in the period	(2)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Final repayments	3
Disposals	0
Write-offs	5
Ending balance	(32)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	5
Impairment allowance | Retail other | Stage 1
Loans and advances at amortised cost
Opening balance	(7)
Business activity in the period	(2)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Final repayments	3
Disposals	0
Write-offs	0
Ending balance	(8)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(5)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	(6)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(20)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Final repayments	0
Disposals	0
Write-offs	5
Ending balance	(18)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	3
Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(32)
Ending balance	(32)
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(7)
Ending balance	(8)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(5)
Ending balance	(6)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(20)
Ending balance	(18)
Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(966)
Business activity in the period	(37)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(436)
Final repayments	41
Disposals	1
Write-offs	309
Ending balance	(1,088)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	432
Impairment allowance | Corporate loans | Stage 1
Loans and advances at amortised cost
Opening balance	(141)
Business activity in the period	(19)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13
Final repayments	14
Disposals	1
Write-offs	0
Ending balance	(144)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	4
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(235)
Business activity in the period	(10)
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(43)
Final repayments	24
Disposals	0
Write-offs	0
Ending balance	(239)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	4
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(590)
Business activity in the period	(8)
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(406)
Final repayments	3
Disposals	0
Write-offs	309
Ending balance	(705)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	424
Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2 | Stage 1
Loans and advances at amortised cost
Transfers	8
Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(8)
Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1 | Stage 1
Loans and advances at amortised cost
Transfers	(21)
Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	21
Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Transfers to Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	17
Impairment allowance | Corporate loans | Transfers to Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	(17)
Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Transfers from Stage 3 | Stage 1
Loans and advances at amortised cost
Transfers	(1)
Impairment allowance | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Transfers	(4)
Impairment allowance | Corporate loans | Transfers from Stage 3 | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Transfers	5
Impairment allowance | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(966)
Ending balance	(1,088)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(141)
Ending balance	(144)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(235)
Ending balance	(239)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(590)
Ending balance	(705)
Impairment allowance | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charges for the period
ECL movement	12
Impairment allowance | ECL movement on loan commitments and other financial guarantees | Stage 1
Reconciliation of ECL movement to impairment charges for the period
ECL movement	10
Impairment allowance | ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(3)
Impairment allowance | ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charges for the period
ECL movement	5
Impairment allowance | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(145)
Ending balance	(147)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	2
Impairment allowance | ECL movement on other financial assets | Stage 1
Loans and advances at amortised cost
Opening balance	(17)
Ending balance	(16)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(1)
Impairment allowance | ECL movement on other financial assets | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(8)
Ending balance	(10)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	2
Impairment allowance | ECL movement on other financial assets | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	(120)
Ending balance	(121)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1
Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(3)
Impairment allowance | ECL movement on debt securities at amortised cost | Stage 1
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(3)
Impairment allowance | ECL movement on debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Impairment allowance | ECL movement on debt securities at amortised cost | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Impairment allowance | ECL movement on debt securities at amortised cost | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	(19)
Ending balance	(16)
Impairment allowance | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	(10)
Ending balance	(7)
Impairment allowance | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	(9)
Ending balance	(9)
Impairment allowance | ECL movement on debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	0
Ending balance	£ 0